Earnings per share (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Earnings per share [abstract]
Profit/(loss) after income tax | $	$ 18,878	$ (5,228)	$ (32,825)	$ (10,527)
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	210,470,186	72,665,044	199,866,316	70,074,566
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	221,031,697	72,665,044	199,866,316	70,074,566
Basic earnings per share (in dollars per share) | $ / shares	$ 0.0009	$ (0.0007)	$ (0.0016)	$ (0.0015)
Diluted earnings per share (in dollars per share) | $ / shares	$ 0.0009	$ (0.0007)	$ (0.0016)	$ (0.0015)
Number of instruments that are antidilutive in period presented	143,124